Financial Risk Management - Carrying Amount of Financial Instruments Recognized of Which Offset Agreements are Applicable (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [Line items]
Financial assets, Gross financial instruments recognized		₩ 325,347
Financial assets, Amount offset		(203,403)
Financial assets, Net financial instruments presented on the statements of financial position		121,944
Financial assets, Relevant financial instruments not offset		(453)
Financial assets, Net amount		121,491
Financial liabilities, Gross financial instruments recognized		302,449
Financial liabilities, Amount offset		(203,403)
Financial liabilities, Net financial instruments presented on the statements of financial position		99,046
Financial liabilities, Relevant financial instruments not offset		(453)
Financial liabilities, Net amount		98,593
Derivatives hedging instrument [member]
Disclosure of detailed information about financial instruments [Line items]
Financial assets, Gross financial instruments recognized		8,015
Financial assets, Net financial instruments presented on the statements of financial position		8,015
Financial assets, Relevant financial instruments not offset		(453)
Financial assets, Net amount		7,562
Financial liabilities, Gross financial instruments recognized		453
Financial liabilities, Net financial instruments presented on the statements of financial position		453
Financial liabilities, Relevant financial instruments not offset		(453)
Accounts payable - other and others [member]
Disclosure of detailed information about financial instruments [Line items]
Financial liabilities, Gross financial instruments recognized	₩ 200,849	301,996
Financial liabilities, Amount offset	(189,424)	(203,403)
Financial liabilities, Net financial instruments presented on the statements of financial position	11,425	98,593
Financial liabilities, Net amount		98,593
Accounts receivable - trade and others [member]
Disclosure of detailed information about financial instruments [Line items]
Financial assets, Gross financial instruments recognized	197,828	317,332
Financial assets, Amount offset	(189,424)	(203,403)
Financial assets, Net financial instruments presented on the statements of financial position	₩ 8,404	113,929
Financial assets, Net amount		₩ 113,929